Other long-term liabilities and deferred credits - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-term Liabilities
Advances in aid of construction (a)	CAD 78,636,000	CAD 105,191,000
Environmental remediation obligation (b)	68,147,000	63,378,000	CAD 71,529,000
Asset retirement obligations (c)	55,406,000	24,822,000
Customer deposits (d)	35,790,000	14,881,000
Unamortized investment tax credits (e)	22,379,000	0
Deferred credits (f)	26,555,000	44,544,000
Other	55,779,000	22,790,000
Other Liabilities	342,692,000	275,606,000
Less current portion	(57,586,000)	(43,157,000)
Other long-term liabilities	285,106,000	232,449,000
Transfers from advances in aid of construction to contributions in aid of construction	13,626,000	23,986,000
Estimated environmental remediation costs	71,873,000	76,853,000
Accrual for environmental loss contingencies to be incurred over next three years	CAD 25,186,000
Accrual for environmental loss contingencies, payment period	28 years
Amount of regulatory assets	CAD 551,134,000	291,964,000
Obligation incurred	2,604,000	393,000
Changes of estimate	1,476,000	1,022,000
Accretion expense	2,551,000	1,055,000
Settlements	CAD 5,418,000
Minimum
Other Long-term Liabilities
Other liability repayment period	5 years
Accrual environmental cost	2.20%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual environmental cost	2.50%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	CAD 103,761,000	CAD 104,160,000
Empire
Other Long-term Liabilities
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Asset Retirement Obligation	31,717,000
Deerfield SponsorCo
Other Long-term Liabilities
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Asset Retirement Obligation	CAD 2,816,000